Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	5,000,000	5,000,000	5,000,000
Preference shares, share issued (in Shares)
Preference shares, shares outstanding (in Shares)
Class A Ordinary Shares
Temporary equity, shares outstanding (in Shares)	3,923,923	16,000,000	16,000,000
Temporary Equity, redemption price per share (in Dollars per share)	$ 10.93	$ 10.71	$ 10.28
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	5,621,621
Ordinary shares, shares outstanding (in Shares)	5,621,621
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	1	5,621,622	5,621,622
Ordinary shares, shares outstanding (in Shares)	1	5,621,622	5,621,622